PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions And Contingent Liabilities [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 20. PROVISIONS AND CONTINGENT LIABILITIES

20.1 Provisions

The following tables show the detail of the provisions:

As of December 31, 2017

	Judicial proceedings	Administrative proceedings	Financial guarantees	Total
In millions of COP
Initial balance at January 1, 2017	29,135	1,312	77,366	107,813
Additions recognized in the year	23,396	302	55,539	79,237
Provisions used during the period	(10,623)	-	-	(10,623)
Provisions reversed during the period	(11,504)	-	(80,615)	(92,119)
Foreign currency translation adjustment	(90)	-	-	(90)
Effect of discounted cash flows	98	(22)	-	76
Final balance at December 31, 2017	30,412	1,592	52,290	84,294

As of December 31, 2016

	Judicial proceedings	Administrative proceedings	Financial guarantees	Total
In millions of COP
Initial balance at January 1, 2016	19,147	336	52,720	72,203
Additions recognized in the year	17,000	1,032	71,564	89,596
Provisions used during the period	(3,444)	(56)	-	(3,500)
Provisions reversed during the period	(3,512)	-	(46,918)	(50,430)
Foreign currency translation adjustment	(243)	-	-	(243)
Effect of discounted cash flows	187	-	-	187
Final balance at December 31, 2016	29,135	1,312	77,366	107,813

Judicial proceedings

The judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments that will be made by these processes will not generate significant losses in addition to the provisions recognized as of December 31, 2017, the Bank does not expect to obtain any kind of reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose.

Administrative proceedings

The constituted provisions correspond to proceedings related to equity tax for the year 2011.

Financial guarantees

In order to meet the needs of its customers, the Bank issues financial standby letters of credit and bank guarantees. These are commitments issued by the Bank to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, private sector and public procurement contracts. The Bank expects most of those guarantees provided to expire before they are used.

The events or circumstances that would require the Bank to perform under a guarantee are determined by the type of guarantee:

Guarantees for the energy sector

The Bank shall be responsible before the guarantee’s beneficiary in the following situations:

• Breach of the contract signed by the guaranteed entity.
• Lack of energy supply due to a low availability from the generating company (the guaranteed entity).

Guarantees for public procurement

The amount guaranteed should be reimbursed by the Bank to the beneficiary of the guarantee which is a Government entity, in case the contractor breaches the agreed terms or its legal obligations.

Commitment issued by the Bank to guarantee the performance of a customer from the private sector

The amount guaranteed should be reimbursed to the beneficiary of the guarantee in case of breach of agreed covenants by the customer guaranteed or upon its financial insolvency.

As of December 31, 2017

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	960,268
Guarantees greater than 1 month and up to 3 months	1,230,687
Guarantees greater than 3 months and up to 1 year	2,946,250
Guarantees greater than 1 year and up to 3 years	1,224,061
Guarantees greater than 3 year and up to 5 years	149,238
Guarantees greater than 5 years	191,139
Total	6,701,643

As of December 31, 2016

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	635,033
Guarantees greater than 1 month and up to 3 months	959,385
Guarantees greater than 3 months and up to 1 year	3,007,832
Guarantees greater than 1 year and up to 3 years	1,228,289
Guarantees greater than 3 year and up to 5 years	367,298
Guarantees greater than 5 years	146,167
Total	6,344,004

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and do not reflect expected results.

20.2 Contingent liabilities

The contingencies higher than USD 5,000 against the Bank, with significant importance to be disclose in notes to the financial statements as of December 31, 2017 are presented below:

Bancolombia

Constitutional public interest action claim by Carlos Julio Aguilar and others

This constitutional public interest action was filed by the plaintiff arguing that the restructuring of financial obligations by Departamento del Valle and the performance plan executed, allegedly violates the collective rights to public administration’s morality and the protection of the public funds of Departamento del Valle. The claim seeks USD 10,123.

This process merged to the constitutional public interest action filed by Carlos Aponte and, as of December 31, 2017, is in its taking of evidence stage pending for an expert opinion and no provisions have been made.

Administrative Claim by the Municipality of Chía (with Bancolombia S.A. entailed as joint litigant)

The finance of the waste water treatment plant PTAR Chía I Delicias Sur, was structured through a commercial lease between Bancolombia and the Municipality of Chía. The plaintiff filed suit against GEHS Global Environment and Health Solutions de Colombia, claiming for a declaration of contractual breach and damages. As the claim is related to the commercial lease, the Bank was entailed to the claim as joint litigant of the defending party. The claim seeks USD 6,173.

Revocatory Action claim by Interbolsa S.A.

The plaintiff claims the revocation of a payment received by Bancolombia form Interbolsa S.A. regarding an obligation owed to Bancolombia. The claim seeks USD 4,692.

Banitsmo

Ordinary claim filed by Melenao Mora and Said Diaz against Banistmo

The plaintiff claims the payment of costs and damages resulting from a criminal proceeding filed by Banistmo against Melenao Mora for alleged criminal acts (issuance of credit lines to enterprises where Melenao Mora and Said Diaz figured as legal representative). The claim seeks U.S. 20,000. As of December 31, 2017 the claim is in taking of evidence stage. Our external counsel has labeled this contingency as remote.

Ordinary claim filed by Deniss Rafael Perez Perozo and others.

Promotara Terramar (a HSBC client) received USD 299,858 in payments through Visa Gift Cards issued by U.S Bank, as partial payment for two apartments in Panama City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity promoted by Promotara Terramar.

Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held from Promotara Terramar´s accounts USD 286,900; nevertheless, after further investigations the money was refunded. The plaintiff claims a compensation payment of over USD 5,000,000. As of December 31, 2017, the process is suspended and pending of taking of evidence stage. Our external counsel has labeled this contingency as remote.

Banco Agromercantil

Superintendencia de Administración Tributaria

The Superintendency Of Tax Administration of Guatemala (Superintendencia de Administración Tributaria de Guatemala) filed a claim against Banco Agromercantil in order to obtain an adjustment with respect to Banco Agromercantil´s income tax for the year 2014. The claim seeks USD 13,000. The bank was notified of the confirmation of the adjustments requested by the Superintendency. The bank filed an appeal action against the decision.

ARRENDADORA FINANCIERA S.A. ARFINSA FILIAL DE BANCO AGRÍCOLA

Corporación de Alimentos S.A. de CV

The plaintiffs claim damages derived from funds wrongfully delivered to third parties that were not entitled to receiving said funds. The claim seeks U.S 6,454. As of December 31, 2017 the process is in its taking of evidence stage. Our external counsel has labeled this contingency as remote.